Risk Management Activities - Summary of Effect of Change in Finance Expense on Group's Profit or Loss had LIBOR and Prime Differed as Indicated (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Decrease of One Point Five Percentage [Member] | Sensitivity to interest rates [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	$ (3.6)	$ (6.6)
Decrease of One Point Five Percentage [Member] | Sensitivity to interest rates [member] | Change in London Interbank Offered Rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(1.5)	(5.1)
Decrease of One Point Five Percentage [Member] | Sensitivity to interest rates [member] | Change in Bank Bill Swap Bid Rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(2.1)	(0.7)
Decrease of One Point Five Percentage [Member] | Sensitivity to interest rates [member] | Johannesburg Interbank Average Rate and Prime Interest Rates [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	0.0	(0.8)
Decrease of One Percentage [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(Decrease) in other comprehensive income	4.1	3.7
Decrease of One Percentage [Member] | Sensitivity to interest rates [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(2.4)	(4.3)
Decrease of One Percentage [Member] | Sensitivity to interest rates [member] | Change in London Interbank Offered Rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(1.0)	(3.4)
Decrease of One Percentage [Member] | Sensitivity to interest rates [member] | Change in Bank Bill Swap Bid Rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(1.4)	(0.4)
Decrease of One Percentage [Member] | Sensitivity to interest rates [member] | Johannesburg Interbank Average Rate and Prime Interest Rates [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	0.0	(0.5)
Decrease of Zero Point Five Percentage [Member] | Sensitivity to interest rates [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(1.2)	(2.2)
Decrease of Zero Point Five Percentage [Member] | Sensitivity to interest rates [member] | Change in London Interbank Offered Rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(0.5)	(1.7)
Decrease of Zero Point Five Percentage [Member] | Sensitivity to interest rates [member] | Change in Bank Bill Swap Bid Rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(0.7)	(0.2)
Decrease of Zero Point Five Percentage [Member] | Sensitivity to interest rates [member] | Johannesburg Interbank Average Rate and Prime Interest Rates [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	0.0	(0.3)
Increase of Zero Point Percentage Points [Member] | Sensitivity to interest rates [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	1.2	2.2
Increase of Zero Point Percentage Points [Member] | Sensitivity to interest rates [member] | Change in London Interbank Offered Rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	0.5	1.7
Increase of Zero Point Percentage Points [Member] | Sensitivity to interest rates [member] | Change in Bank Bill Swap Bid Rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	0.7	0.2
Increase of Zero Point Percentage Points [Member] | Sensitivity to interest rates [member] | Johannesburg Interbank Average Rate and Prime Interest Rates [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	0.0	0.3
Increase of One Percentage [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(Decrease) in other comprehensive income	(3.8)	(3.4)
Increase of One Percentage [Member] | Sensitivity to interest rates [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	2.4	4.3
Increase of One Percentage [Member] | Sensitivity to interest rates [member] | Change in London Interbank Offered Rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	1.0	3.4
Increase of One Percentage [Member] | Sensitivity to interest rates [member] | Change in Bank Bill Swap Bid Rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	1.4	0.4
Increase of One Percentage [Member] | Sensitivity to interest rates [member] | Johannesburg Interbank Average Rate and Prime Interest Rates [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	0.0	0.5
Increase of One Point Five Percentage [Member] | Sensitivity to interest rates [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	3.6	6.6
Increase of One Point Five Percentage [Member] | Sensitivity to interest rates [member] | Change in London Interbank Offered Rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	1.5	5.1
Increase of One Point Five Percentage [Member] | Sensitivity to interest rates [member] | Change in Bank Bill Swap Bid Rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	2.1	0.7
Increase of One Point Five Percentage [Member] | Sensitivity to interest rates [member] | Johannesburg Interbank Average Rate and Prime Interest Rates [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	0.0	0.8
Decrease of Ten Percentage [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
(Decrease)/increase in other comprehensive income	(4.2)	(4.8)
Decrease Of Five Percentage [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
(Decrease)/increase in other comprehensive income	(2.1)	(2.4)
Increase Of Five Percentage [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
(Decrease)/increase in other comprehensive income	2.1	2.4
Increase of Ten Percentage [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
(Decrease)/increase in other comprehensive income	4.2	4.8
Decrease of Two Percentage [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(Decrease) in other comprehensive income	8.4	7.6
Increase of Two Percentage [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(Decrease) in other comprehensive income	(7.4)	(6.7)
One Year Earlier [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(Decrease) in other comprehensive income	6.4	4.9
One Year Later [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(Decrease) in other comprehensive income	$ (7.2)	$ (7.5)